Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2020	2019	2018	2020	2019	2018
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.46	1.95	3.54	103	138	250
– second interim	—	1.76	9.46	—	124	668
– third interim	—	—	2.90	—	—	205
	1.46	3.71	15.90	103	262	1,123

Following the PRA's announcement regarding the resumption of dividend payments, an interim dividend of £103m for 2020 was paid in December 2020.
In 2018, in addition to the interim dividends of £250m and £205m, we also paid a dividend of £668m that related to the ring-fencing transfers to Banco Santander, London Branch.

Santander UK Group Holdings plc
Statement [Line Items]
Dividends on Ordinary Shares	3. DIVIDENDS ON ORDINARY SHARES Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.